Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2020	€ 838,711	€ 7,217	€ 1,728,747	€ 0	€ (76)	€ (897,177)
Net profit/(loss) for the period	(383,577)					(383,577)
Other comprehensive income/(loss), net of tax	3,855				3,855
Total comprehensive income/(loss)	(379,722)			0	3,855	(383,577)
Share-based payment (Note 7)	66,830					66,830
Acquisition of treasury shares	(21,605)			(21)		(21,584)
Capital increase	399,395	429	398,966
Cost of capital increase	(19,974)		(19,974)
Equity at Dec. 31, 2021	883,635	7,646	2,107,739	(21)	3,779	(1,235,508)
Net profit/(loss) for the period	(583,194)					(583,194)
Other comprehensive income/(loss), net of tax	(327)				(327)
Total comprehensive income/(loss)	(583,521)			0	(327)	(583,194)
Share-based payment (Note 7)	64,180					64,180
Acquisition of treasury shares	(106,099)			(134)		(105,965)
Transfer under stock incentive programs				6		(6)
Capital increase	5,153	29	5,124
Equity at Dec. 31, 2022	263,348	7,675	2,112,863	(149)	3,452	(1,860,493)
Net profit/(loss) for the period	(481,447)					(481,447)
Other comprehensive income/(loss), net of tax	(2,731)				(2,731)
Total comprehensive income/(loss)	(484,178)			0	(2,731)	(481,447)
Share-based payment (Note 7)	66,660					66,660
Transfer under stock incentive programs				3		(3)
Net settlement under stock incentive programs	(1,812)					(1,812)
Capital increase	10,285	74	10,211
Equity at Dec. 31, 2023	€ (145,697)	€ 7,749	€ 2,123,074	€ (146)	€ 721	€ (2,277,095)